UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended:     March 31, 2013

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     Coatue Management, LLC
Address:  9 West 57th Street
          New York, New York 10019


13F File Number: 028-06391


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Philippe Laffont
Title:   Managing Member
Phone:   (212) 715-5100


Signature, Place and Date of Signing:


/s/Philippe Laffont            New York, NY                  May 15, 2013
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    75

Form 13F Information Table Value Total:    $7,947,340
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.        Form 13F File Number      Name
----       -------------------       ------------------------------

1.           028-12788               Coatue Offshore Master Fund, Ltd.

                                                        FORM 13F INFORMATION TABLE
                                                           COATUE MANAGEMENT, LLC
                                                               March 31, 2013

COLUMN 1                         COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE    SHRS OR    SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP      (X$1000)  PRN AMT    PRN CALL   DISCRETION  MNGRS     SOLE   SHARED  NONE
AKAMAI TECHNOLOGIES INC            COM          00971T101   178,669   5,058,579 SH          DEFINED      1      5,058,579
AKAMAI TECHNOLOGIES INC            COM          00971T101    11,557     327,207 SH          SOLE                  327,207
AMAZON COM INC                     COM          023135106    30,998     116,320 SH          DEFINED      1        116,320
AMAZON COM INC                     COM          023135106     1,460       5,480 SH          SOLE                    5,480
AMERICAN INTL GROUP INC          COM NEW        026874784     3,607      92,927 SH          SOLE                   92,927
AMERICAN TOWER CORP NEW            COM          03027X100    96,507   1,254,641 SH          DEFINED      1      1,254,641
AMERICAN TOWER CORP NEW            COM          03027X100     4,547      59,111 SH          SOLE                   59,111
APPLE INC                          COM          037833100   498,626   1,126,431 SH          DEFINED      1      1,126,431
APPLE INC                          COM          037833100    34,958      78,972 SH          SOLE                   78,972
ATMEL CORP                         COM          049513104     6,911     993,100 SH          DEFINED      1        993,100
BEST BUY INC                       COM          086516101    38,972   1,759,469 SH          DEFINED      1      1,759,469
BROADCOM CORP                     CL A          111320107   210,387   6,066,690 SH          DEFINED      1      6,066,690
BROADCOM CORP                     CL A          111320107    15,365     443,055 SH          SOLE                  443,055
CBS CORP NEW                      CL B          124857202   613,931  13,149,097 SH          DEFINED      1     13,149,097
CBS CORP NEW                      CL B          124857202    38,630     827,378 SH          SOLE                  827,378
CHARTER COMMUNICATIONS INC D    CL A NEW        16117M305   229,857   2,206,345 SH          DEFINED      1      2,206,345
CHARTER COMMUNICATIONS INC D    CL A NEW        16117M305    16,877     162,001 SH          SOLE                  162,001
COINSTAR INC                       COM          19259P300     9,055     155,000 SH          DEFINED      1        155,000
EBAY INC                           COM          278642103   153,677   2,834,321 SH          DEFINED      1      2,834,321
EBAY INC                           COM          278642103     8,959     165,233 SH          SOLE                  165,233
EQUINIX INC                      COM NEW        29444U502   898,186   4,152,307 SH          DEFINED      1      4,152,307
EQUINIX INC                      COM NEW        29444U502    52,311     241,834 SH          SOLE                  241,834
GOOGLE INC                        CL A          38259P508   283,732     357,260 SH          DEFINED      1        357,260
GOOGLE INC                        CL A          38259P508    20,806      26,198 SH          SOLE                   26,198
GREEN MTN COFFEE ROASTERS IN       COM          393122106   271,739   4,787,506 SH          DEFINED      1      4,787,506
GREEN MTN COFFEE ROASTERS IN       COM          393122106    19,368     341,231 SH          SOLE                  341,231
GROUPON INC                     COM CL A        399473107    23,075   3,770,398 SH          DEFINED      1      3,770,398
GROUPON INC                     COM CL A        399473107     1,137     185,703 SH          SOLE                  185,703
HAIN CELESTIAL GROUP INC           COM          405217100   110,901   1,815,673 SH          DEFINED      1      1,815,673
HAIN CELESTIAL GROUP INC           COM          405217100     7,503     122,843 SH          SOLE                  122,843
INFORMATICA CORP                   COM          45666Q102    67,669   1,963,127 SH          DEFINED      1      1,963,127
INFORMATICA CORP                   COM          45666Q102     3,191      92,587 SH          SOLE                   92,587
JOY GLOBAL INC                     COM          481165108    27,909     468,900 SH          DEFINED      1        468,900
LEVEL 3 COMMUNICATIONS INC       COM NEW        52729N308    10,330     509,122 SH          DEFINED      1        509,122
LIBERTY GLOBAL INC              COM SER A       530555101   490,051   6,678,262 SH          DEFINED      1      6,678,262
LIBERTY GLOBAL INC              COM SER A       530555101    30,771     419,334 SH          SOLE                  419,334
LINKEDIN CORP                   COM CL A        53578A108    99,696     566,262 SH          DEFINED      1        566,262
LINKEDIN CORP                   COM CL A        53578A108     5,473      31,087 SH          SOLE                   31,087
LOGITECH INTL S A                  SHS          H50430232     2,727     391,319 SH          DEFINED      1        391,319
MASTERCARD INC                    CL A          57636Q104    15,503      28,650 SH          DEFINED      1         28,650
MASTERCARD INC                    CL A          57636Q104       731       1,350 SH          SOLE                    1,350
MELLANOX TECHNOLOGIES LTD          SHS          M51363113    56,625   1,020,079 SH          DEFINED      1      1,020,079
MOLYCORP INC DEL                   COM          608753109     5,801   1,115,505 SH          DEFINED      1      1,115,505
MORGAN STANLEY                   COM NEW        617446448     3,421     155,657 SH          SOLE                  155,657
NETFLIX INC                        COM          64110L106   242,015   1,278,611 SH          DEFINED      1      1,278,611
NETFLIX INC                        COM          64110L106    13,788      72,842 SH          SOLE                   72,842
NEWS CORP                         CL A          65248E104   344,721  11,298,608 SH          DEFINED      1     11,298,608
NEWS CORP                         CL A          65248E104    21,648     709,544 SH          SOLE                  709,544
NUTRI SYS INC NEW                  COM          67069D108     5,384     634,902 SH          DEFINED      1        634,902
PITNEY BOWES INC                   COM          724479100    14,711     989,971 SH          DEFINED      1        989,971
PRICELINE COM INC                COM NEW        741503403   251,893     366,038 SH          DEFINED      1        366,038
PRICELINE COM INC                COM NEW        741503403    15,605      22,676 SH          SOLE                   22,676
RACKSPACE HOSTING INC              COM          750086100    14,188     281,052 SH          DEFINED      1        281,052
RACKSPACE HOSTING INC              COM          750086100       668      13,241 SH          SOLE                   13,241
RESEARCH IN MOTION LTD             COM          760975102    88,829   6,149,438 SH          DEFINED      1      6,149,438
RESEARCH IN MOTION LTD             COM          760975102     3,858     267,056 SH          SOLE                  267,056
SIRIUS XM RADIO INC                COM          82967N108   125,487  40,742,668 SH          DEFINED      1     40,742,668
SIRIUS XM RADIO INC                COM          82967N108     5,912   1,919,545 SH          SOLE                1,919,545
STEC INC                           COM          784774101     5,304   1,199,889 SH          DEFINED      1      1,199,889
TIME WARNER INC                  COM NEW        887317303   640,009  11,107,416 SH          DEFINED      1     11,107,416
TIME WARNER INC                  COM NEW        887317303    45,800     794,859 SH          SOLE                  794,859
TIME WARNER CABLE INC              COM          88732J207   222,021   2,311,275 SH          DEFINED      1      2,311,275
TIME WARNER CABLE INC              COM          88732J207    12,813     133,382 SH          SOLE                  133,382
TRIPADVISOR INC                    COM          896945201   177,851   3,386,353 SH          DEFINED      1      3,386,353
TRIPADVISOR INC                    COM          896945201     9,337     177,775 SH          SOLE                  177,775
VERISIGN INC                       COM          92343E102   145,975   3,088,112 SH          DEFINED      1      3,088,112
VERISIGN INC                       COM          92343E102     6,877     145,493 SH          SOLE                  145,493
VIACOM INC NEW                    CL B          92553P201   153,125   2,490,649 SH          DEFINED      1      2,490,649
VIACOM INC NEW                    CL B          92553P201     7,354     119,613 SH          SOLE                  119,613
VIRGIN MEDIA INC                   COM          92769L101   527,632  10,774,601 SH          DEFINED      1     10,774,601
VIRGIN MEDIA INC                   COM          92769L101    33,793     690,072 SH          SOLE                  690,072
VISA INC                        COM CL A        92826C839    20,583     121,190 SH          DEFINED      1        121,190
VISA INC                        COM CL A        92826C839       970       5,710 SH          SOLE                    5,710
YANDEX N V                     SHS CLASS A      N97284108    71,844   3,104,757 SH          DEFINED      1      3,104,757
YANDEX N V                     SHS CLASS A      N97284108     5,139     222,075 SH          SOLE                  222,075


SK 02984 0008 1377918